Note 17 - Commitments And Contingent Liabilities	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
17.	COMMITMENTS AND CONTINGENT LIABILITIES

The Company is involved in litigation and claims arising in the ordinary course of business. In evaluating the matter on an ongoing basis, the Company takes into account amounts already accrued on the consolidated balance sheet. The Company believes that an exposure to loss does not
exist in excess of the amount accrued and the negative adverse outcome of such litigation and claims would not
have a significant impact on the consolidated financial position or results of operations.

On
September 1, 2010,
IIJ-Global entered into a Solutions Engagement Agreement with IBM Japan Ltd., IIJ-Global’s largest sales partner. This agreement, which establishes the basis for a procurement relationship between IIJ-Global and IBM Japan, contains indemnification for IIJ-Global to perform services, functions, responsibilities and others in a way that were being performed by AT&T Japan. This agreement renews automatically every year. IIJ-Global had no
obligation for the indemnification as of
March 31, 2018.

In
May 2006,
January 2007,
January 2008
and
January 2015,
IIJ entered into agreements (
four
agreements in total) for investing in funds which invest in mainly unlisted stocks with an investment advisory company. IIJ committed to provide up to
$5,000
thousand for each fund (
$20,000
thousand in total) upon the request of the fund until
January 31, 2027.
IIJ has provided a total of
$16,357
thousand to the funds as of
March 31, 2018.
The amounts invested in their funds were recorded as other investments in the Company’s consolidated balance sheets.

In
April 2013,
IIJ entered into an agreement to invest in a corporation reconstruction fund with an investment advisory company. IIJ committed to provide up to
¥100,000
thousand upon the request of the fund until
April 23, 2018.
IIJ has provided a total of
¥92,816
thousand to the fund as of
March 31, 2018.
The amounts invested in the fund were recorded as other investments in the Company’s consolidated balance sheets.